Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Voyage revenues	$ 234,035	$ 145,041	$ 68,296
Management fee income (Note 3)	251	2,346	1,598
Total revenues	234,286	147,387	69,894
Expenses
Voyage expenses (Note 18)	72,877	42,341	7,549
Charter-in hire expenses	1,025	0	0
Vessel operating expenses (Note 18)	112,796	53,096	27,087
Dry docking expenses	14,950	5,363	3,519
Depreciation	82,070	37,150	16,061
Management fees (Note 12)	8,436	158	0
General and administrative expenses	23,621	32,723	9,910
Bad debt expense	0	215	0
Impairment loss (Note 5, Note 6 and Note 19)	321,978	0	0
Loss on time-charter agreement termination (Note 7)	2,114	0	0
Other operational loss (Note 11)	0	94	1,125
Other operational gain (Note 10)	(592)	(10,003)	(3,787)
Loss on sale of vessel (Note 5)	20,585	0	87
Gain from bargain purchase (Note 1)	0	(12,318)	0
Total Operating Expenses	659,860	148,819	61,551
Operating income/(loss)	(425,574)	(1,432)	8,343
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(29,661)	(9,575)	(6,814)
Interest and other income	1,090	629	230
Gain / (Loss) on derivative financial instruments, net (Note 19)	(3,268)	(799)	91
Loss on debt extinguishment (Note 8)	(974)	(652)	0
Total other expenses, net	(32,813)	(10,397)	(6,493)
Income/ (Loss) before equity in income of investee	(458,387)	(11,829)	1,850
Equity in income of investee (Note 3)	210	106	0
Net income/(loss)	$ (458,177)	$ (11,723)	$ 1,850
Earnings/(loss) per share, basic (Note 14)	$ (2.34)	$ (0.2)	$ 0.13
Earnings/(loss) per share, diluted (Note 14)	$ (2.34)	$ (0.2)	$ 0.13
Weighted average number of shares outstanding, basic (Note 14)	195,623,363	58,441,193	14,051,344
Weighted average number of shares outstanding, diluted (Note 14)	195,623,363	58,441,193	14,116,389